Financial instruments - Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	$ (12,897)	$ (16,877)
Green Hydrogen
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	0	15
Forsee Power
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	(3,501)	(14,865)
Wisdom Motor
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	(4,900)	0
Quantron AG
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	(4,237)	150
HyCap Fund
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	214	(1,597)
CleanH2 Fund
Disclosure of financial assets [line items]
Mark-to-market gain (loss) on financial assets	$ (473)	$ (580)